UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-99739

Name of Fund: Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Auto Components - 0.8%        1,610,000   The Goodyear Tire & Rubber Co. (c)(d)                $   25,180,400
Discretionary - 9.6%  -------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &           830,000   Darden Restaurants, Inc.                                 33,747,800
                      Leisure - 1.1%
                      -------------------------------------------------------------------------------------------------------------
                      Household Durables - 1.2%       420,000   Beazer Homes USA, Inc. (d)                               30,592,800
                                                       80,000   Ryland Group, Inc.                                        5,788,800
                                                                                                                     --------------
                                                                                                                         36,381,600
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 2.2%         620,000   JC Penney Co., Inc.                                      34,596,000
                                                      850,000   Nordstrom, Inc. (d)                                      35,462,000
                                                                                                                     --------------
                                                                                                                         70,058,000
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 4.2%         360,000   Advance Auto Parts (c)                                   15,685,200
                                                      420,000   AutoNation, Inc. (c)(d)                                   9,361,800
                                                    1,380,000   Circuit City Stores, Inc.                                34,789,800
                                                      550,000   Office Depot, Inc. (c)                                   18,232,500
                                                    1,170,000   Staples, Inc.                                            27,740,700
                                                      740,000   Tiffany & Co.                                            27,898,000
                                                                                                                     --------------
                                                                                                                        133,708,000
                      -------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel &              60,000   Polo Ralph Lauren Corp.                                   3,398,400
                      Luxury Goods - 0.1%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Discretionary                            302,474,200
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Food & Staples                1,380,000   The Kroger Co. (c)                                       25,392,000
Staples - 1.6%        Retailing - 0.8%
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 0.6%       290,000   Procter & Gamble Co.                                     17,176,700
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                  100,000   Altria Group, Inc.                                        7,234,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Staples                                   49,802,700
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 17.8%        Energy Equipment &              260,000   Cooper Cameron Corp. (c)(d)                              12,581,400
                      Services - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable           220,000   Amerada Hess Corp. (d)                                   34,056,000
                      Fuels - 17.4%                   360,000   Anadarko Petroleum Corp.                                 38,815,200
                                                      460,000   Apache Corp.                                             34,743,800
                                                       80,000   Chevron Corp.                                             4,750,400
                                                      820,000   ConocoPhillips                                           53,054,000
                                                      590,000   Devon Energy Corp.                                       40,243,900
                                                    1,820,000   Exxon Mobil Corp.                                       114,205,000
                                                      320,000   Kerr-McGee Corp.                                         35,324,800
                                                      520,000   Marathon Oil Corp.                                       39,972,400
                                                      100,000   Newfield Exploration Co. (c)                              5,240,000
                                                      460,000   Occidental Petroleum Corp. (d)                           44,946,600
                                                      660,000   Pioneer Natural Resources Co.                            35,046,000
                                                      360,000   Sunoco, Inc.                                             34,272,000
                                                      480,000   Tesoro Corp.                                             34,785,600
                                                                                                                     --------------
                                                                                                                        549,455,700
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Energy                                            562,037,100
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 11.9%    Capital Markets - 3.8%        1,660,000   The Charles Schwab Corp.                             $   24,551,400
                                                      270,000   Goldman Sachs Group, Inc. (d)                            38,137,500
                                                      640,000   Janus Capital Group, Inc.                                13,369,600
                                                      300,000   Lehman Brothers Holdings, Inc.                           42,135,000
                                                                                                                     --------------
                                                                                                                        118,193,500
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.6%         450,000   Bank of America Corp.                                    19,903,500
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial           600,000   Citigroup, Inc.                                          27,948,000
                      Services - 1.0%                  80,000   JPMorgan Chase & Co.                                      3,180,000
                                                                                                                     --------------
                                                                                                                         31,128,000
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 6.5%                940,000   AON Corp.                                                32,166,800
                                                      110,000   American International Group, Inc.                        7,200,600
                                                      650,000   Metlife, Inc.                                            32,604,000
                                                      530,000   Prudential Financial, Inc.                               39,930,200
                                                      410,000   Safeco Corp.                                             21,422,500
                                                      810,000   The St. Paul Travelers Cos., Inc.                        36,757,800
                                                    1,240,000   UnumProvident Corp. (d)                                  25,209,200
                                                      225,000   W.R. Berkley Corp.                                       11,115,000
                                                                                                                     --------------
                                                                                                                        206,406,100
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Financials                                        375,631,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 18.8%   Biotechnology - 2.6%            700,000   Amgen, Inc. (c)                                          51,023,000
                                                      600,000   Applera Corp. - Applied Biosystems Group                 17,004,000
                                                      260,000   Techne Corp. (c)                                         14,781,000
                                                                                                                     --------------
                                                                                                                         82,808,000
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &         430,000   Becton Dickinson & Co.                                   27,864,000
                      Supplies - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &         410,000   Aetna, Inc.                                              39,688,000
                      Services - 10.3%                780,000   AmerisourceBergen Corp.                                  34,039,200
                                                      740,000   Caremark Rx, Inc. (c)                                    36,482,000
                                                      260,000   Cigna Corp.                                              31,616,000
                                                      380,000   Express Scripts, Inc. (c)(d)                             34,690,200
                                                      600,000   HCA, Inc.                                                29,448,000
                                                      560,000   Humana, Inc. (c)                                         31,231,200
                                                      680,000   McKesson Corp.                                           36,040,000
                                                      880,000   UnitedHealth Group, Inc.                                 52,289,600
                                                                                                                     --------------
                                                                                                                        325,524,200
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 5.0%          310,000   Allergan, Inc.                                           36,084,000
                                                      500,000   Barr Pharmaceuticals, Inc. (c)                           32,790,000
                                                      240,000   Johnson & Johnson                                        13,809,600
                                                    1,200,000   King Pharmaceuticals, Inc. (c)                           22,500,000
                                                    2,030,000   Pfizer, Inc.                                             52,130,400
                                                                                                                     --------------
                                                                                                                        157,314,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Health Care                                       593,510,200
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 9.9%    Aerospace &                     540,000   Lockheed Martin Corp. (d)                            $   36,531,000
                      Defense - 2.0%                  220,000   Precision Castparts Corp.                                10,989,000
                                                      390,000   Raytheon Co.                                             15,978,300
                                                                                                                     --------------
                                                                                                                         63,498,300
                      -------------------------------------------------------------------------------------------------------------
                      Airlines - 1.1%               1,600,000   AMR Corp. (c)                                            36,320,000
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services &           140,000   Corporate Executive Board Co.                            11,779,600
                      Supplies - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                      Electrical                      410,000   Rockwell Automation, Inc. (d)                            27,088,700
                      Equipment - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Industrial                    1,640,000   General Electric Co.                                     53,710,000
                      Conglomerates - 1.7%
                      -------------------------------------------------------------------------------------------------------------
                      Machinery - 2.3%                340,000   Cummins, Inc. (d)                                        33,082,000
                                                      260,000   Joy Global, Inc.                                         14,050,400
                                                      360,000   Terex Corp. (c)                                          25,380,000
                                                                                                                     --------------
                                                                                                                         72,512,400
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail - 1.1%              660,000   CSX Corp.                                                35,329,800
                      -------------------------------------------------------------------------------------------------------------
                      Trading Companies &             280,000   MSC Industrial Direct Co. Class A                        12,580,400
                      Distributors - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Industrials                                       312,819,200
-----------------------------------------------------------------------------------------------------------------------------------
Information           Communications                  530,000   Cisco Systems, Inc. (c)                                   9,842,100
Technology - 25.6%    Equipment - 1.7%              2,000,000   Motorola, Inc.                                           45,420,000
                                                                                                                     --------------
                                                                                                                         55,262,100
                      -------------------------------------------------------------------------------------------------------------
                      Computers &                   1,270,000   Dell, Inc. (c)                                           37,223,700
                      Peripherals - 4.8%            1,720,000   Hewlett-Packard Co.                                      53,629,600
                                                       40,000   International Business Machines Corp.                     3,252,000
                                                      650,000   NCR Corp. (c)                                            24,147,500
                                                    1,480,000   Western Digital Corp. (c)(d)                             32,352,800
                                                                                                                     --------------
                                                                                                                        150,605,600
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &          430,000   Jabil Circuit, Inc. (c)(d)                               17,372,000
                      Instruments - 0.5%
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 2.4%              530,000   CheckFree Corp. (c)(d)                                   27,464,600
                                                      140,000   Computer Sciences Corp. (c)                               7,098,000
                                                      590,000   Fiserv, Inc. (c)                                         25,948,200
                                                      640,000   Sabre Holdings Corp. Class A                             15,680,000
                                                                                                                     --------------
                                                                                                                         76,190,800
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.1%       180,000   Xerox Corp. (c)                                           2,575,800
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors &                260,000   Broadcom Corp. Class A (c)(d)                            17,732,000
                      Semiconductor                 2,540,000   Intel Corp.                                              54,025,800
                      Equipment - 8.3%              1,130,000   Intersil Corp. Class A (d)                               32,837,800
                                                    3,100,000   LSI Logic Corp. (c)(d)                                   28,365,000
                                                      710,000   Lam Research Corp. (c)                                   32,965,300
                                                      480,000   Microchip Technology, Inc. (d)                           18,004,800
                                                      770,000   Nvidia Corp. (c)(d)                                      34,619,200
                                                    1,460,000   Texas Instruments, Inc.                                  42,675,800
                                                                                                                     --------------
                                                                                                                        261,225,700
                      -------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Software - 7.8%                 690,000   Autodesk, Inc.                                       $   28,007,100
                                                    2,960,000   BEA Systems, Inc. (c)                                    30,695,200
                                                    1,100,000   BMC Software, Inc. (c)                                   24,310,000
                                                    1,000,000   Citrix Systems, Inc. (c)                                 30,840,000
                                                    1,110,000   Compuware Corp. (c)                                       9,146,400
                                                      650,000   Intuit, Inc. (c)                                         34,014,500
                                                    1,040,000   McAfee, Inc. (c)                                         24,117,600
                                                    1,130,000   Microsoft Corp.                                          31,809,500
                                                    1,170,000   Red Hat, Inc. (c)(d)                                     33,871,500
                                                                                                                     --------------
                                                                                                                        246,811,800
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Information Technology                            810,043,800
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 2.7%      Chemicals - 0.4%                270,000   Eastman Chemical Co.                                     13,016,700
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 2.3%          550,000   Freeport-McMoRan Copper & Gold, Inc. Class B (d)         35,337,500
                                                      440,000   Nucor Corp. (d)                                          37,061,200
                                                                                                                     --------------
                                                                                                                         72,398,700
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Materials                                          85,415,400
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication     Diversified                   5,530,000   Qwest Communications International Inc. (c)(d)           33,290,600
Services - 1.0%       Telecommunication
                      Services - 1.0%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Telecommunication Services                         33,290,600
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.0%      Electric Utilities - 0.8%       630,000   Edison International                                     27,606,600
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.2%          390,000   CMS Energy Corp. (c)(d)                                   5,643,300
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Utilities                                          33,249,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $2,534,696,810) - 99.9%                       3,158,274,200
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $  9,088,449   Merrill Lynch Liquidity Series, LLC
                                                                Cash Sweep Series I (a)                                   9,088,449
                                                  377,903,000   Merrill Lynch Liquidity Series, LLC
                                                                Money Market Series (a)(b)                              377,903,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $386,991,449) - 12.3%                           386,991,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $2,921,688,259*) - 112.2%   3,545,265,649

                                                                Liabilities in Excess of Other Assets - (12.2%)        (385,201,930)
                                                                                                                     --------------
                                                                Net Assets - 100.0%                                  $3,160,063,719
                                                                                                                     ==============

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,935,052,449
                                                                ===============
      Gross unrealized appreciation                             $   678,141,310
      Gross unrealized depreciation                                 (67,928,110)
                                                                ---------------
      Net unrealized appreciation                               $   610,213,200
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of were as follows: 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                         $   4,967,108       $ 61,920
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                         $ 241,110,800       $ 69,803
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Master Large Cap Growth Portfolio
Schedule of Investments as of January 31, 2006

                                                           Shares
Sector                   Industry                            Held  Common Stocks                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.9%           338,000  The Goodyear Tire & Rubber Co. (a)(d)            $  5,286,320
Discretionary - 12.1%    -------------------------------------------------------------------------------------------------------
                         Automobiles - 0.0%                 4,000  Harley-Davidson, Inc.                                 214,120
                         -------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &            163,000  Darden Restaurants, Inc.                            6,627,580
                         Leisure - 1.1%
                         -------------------------------------------------------------------------------------------------------
                         Household Durables - 1.0%         79,000  Beazer Homes USA, Inc.                              5,754,360
                         -------------------------------------------------------------------------------------------------------
                         Multiline Retail - 2.2%          113,000  JC Penney Co., Inc.                                 6,305,400
                                                          170,000  Nordstrom, Inc.                                     7,092,400
                                                                                                                    ------------
                                                                                                                      13,397,800
                         -------------------------------------------------------------------------------------------------------
                         Specialty Retail - 5.9%          118,500  Advance Auto Parts                                  5,163,045
                                                          139,000  Chico's FAS, Inc. (a)                               6,054,840
                                                          242,000  Circuit City Stores, Inc.                           6,100,820
                                                          202,000  Claire's Stores, Inc.                               6,395,320
                                                          248,000  Staples, Inc.                                       5,880,080
                                                          144,000  Tiffany & Co. (d)                                   5,428,800
                                                                                                                    ------------
                                                                                                                      35,022,905
                         -------------------------------------------------------------------------------------------------------
                         Textiles, Apparel &              107,000  Polo Ralph Lauren Corp.                             6,060,480
                         Luxury Goods - 1.0%
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Consumer Discretionary                       72,363,565
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.8%  Beverages - 0.6%                 114,000  Pepsi Bottling Group, Inc.                          3,306,000
                         -------------------------------------------------------------------------------------------------------
                         Food & Staples                    12,000  Whole Foods Market, Inc.                              886,440
                         Retailing - 0.1%
                         -------------------------------------------------------------------------------------------------------
                         Household Products - 1.1%        108,000  Procter & Gamble Co.                                6,396,840
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Consumer Staples                             10,589,280
--------------------------------------------------------------------------------------------------------------------------------
Energy - 8.2%            Energy Equipment &                76,000  Helmerich & Payne, Inc.                             5,955,360
                         Services - 1.0%
                         -------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable             47,000  Anadarko Petroleum Corp.                            5,067,540
                         Fuels - 7.2%                      62,000  Burlington Resources, Inc. (d)                      5,658,120
                                                          174,000  Chesapeake Energy Corp. (d)                         6,096,960
                                                          114,000  Newfield Exploration Co. (a)                        5,973,600
                                                          118,000  Pioneer Natural Resources Co.                       6,265,800
                                                           76,000  Sunoco, Inc.                                        7,235,200
                                                           91,000  Tesoro Corp.                                        6,594,770
                                                                                                                    ------------
                                                                                                                      42,891,990
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Energy                                       48,847,350
--------------------------------------------------------------------------------------------------------------------------------
Financials - 4.4%        Capital Markets - 2.4%           482,000  The Charles Schwab Corp.                            7,128,780
                                                           50,000  Goldman Sachs Group, Inc.                           7,062,500
                                                                                                                    ------------
                                                                                                                      14,191,280
                         -------------------------------------------------------------------------------------------------------
                         Diversified Financial              1,000  Moody's Corp.                                          63,320
                         Services - 0.0%
                         -------------------------------------------------------------------------------------------------------
                         Insurance - 2.0%                  82,000  Prudential Financial, Inc.                          6,177,880
                                                          123,000  W.R. Berkley Corp.                                  6,076,200
                                                                                                                    ------------
                                                                                                                      12,254,080
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Financials                                   26,508,680
--------------------------------------------------------------------------------------------------------------------------------
Health Care - 20.7%      Biotechnology - 4.2%             197,000  Amgen, Inc. (a)                                    14,359,330
                                                           83,000  Gilead Sciences, Inc. (a)                           5,052,210
                                                          101,000  Techne Corp. (a)                                    5,741,850
                                                                                                                    ------------
                                                                                                                      25,153,390
                         -------------------------------------------------------------------------------------------------------
                         Health Care Equipment &           98,000  Becton Dickinson & Co.                              6,350,400
                         Supplies - 2.2%                  119,000  Varian Medical Systems, Inc. (a)(d)                 7,164,990
                                                                                                                    ------------
                                                                                                                      13,515,390
                         -------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio
Schedule of Investments as of January 31, 2006

                                                           Shares
Sector                   Industry                            Held  Common Stocks                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                         Health Care Providers &           86,000  Aetna, Inc.                                      $  8,324,800
                         Services - 10.4%                 128,000  AmerisourceBergen Corp.                             5,585,920
                                                          158,000  Caremark Rx, Inc. (a)(d)                            7,789,400
                                                           78,000  Express Scripts, Inc. (a)                           7,120,620
                                                          131,000  HCA, Inc. (d)                                       6,429,480
                                                          118,000  Humana, Inc. (a)                                    6,580,860
                                                          126,000  McKesson Corp.                                      6,678,000
                                                          229,000  UnitedHealth Group, Inc.                           13,607,180
                                                                                                                    ------------
                                                                                                                      62,116,260
                         -------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 3.9%            65,000  Allergan, Inc. (d)                                  7,566,000
                                                          103,000  Barr Pharmaceuticals, Inc. (a)                      6,754,740
                                                           85,000  Johnson & Johnson                                   4,890,900
                                                          156,000  Pfizer, Inc.                                        4,006,080
                                                                                                                    ------------
                                                                                                                      23,217,720
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Health Care                                 124,002,760
--------------------------------------------------------------------------------------------------------------------------------
Industrials - 13.0%      Aerospace & Defense - 3.2%        75,000  Boeing Co.                                          5,123,250
                                                          118,000  Lockheed Martin Corp. (d)                           7,982,700
                                                          124,000  Precision Castparts Corp.                           6,193,800
                                                                                                                    ------------
                                                                                                                      19,299,750
                         -------------------------------------------------------------------------------------------------------
                         Airlines - 1.1%                  286,000  AMR Corp. (a)(d)                                    6,492,200
                         -------------------------------------------------------------------------------------------------------
                         Commercial Services &             75,000  Corporate Executive Board Co.                       6,310,500
                         Supplies - 2.6%                   13,000  HNI Corp.                                             750,100
                                                          168,000  Robert Half International, Inc.                     6,137,040
                                                          166,000  Steelcase, Inc. Class A                             2,797,100
                                                                                                                    ------------
                                                                                                                      15,994,740
                         -------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.7%       65,000  Rockwell Automation, Inc.                           4,294,550
                         -------------------------------------------------------------------------------------------------------
                         Industrial                       379,000  General Electric Co.                               12,412,250
                         Conglomerates - 2.1%
                         -------------------------------------------------------------------------------------------------------
                         Machinery - 2.2%                  65,000  Cummins, Inc. (d)                                   6,324,500
                                                          125,000  Joy Global, Inc.                                    6,755,000
                                                                                                                    ------------
                                                                                                                      13,079,500
                         -------------------------------------------------------------------------------------------------------
                         Trading Companies &              144,000  MSC Industrial Direct Co. Class A                   6,469,920
                         Distributors - 1.1%
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Industrials                                  78,042,910
--------------------------------------------------------------------------------------------------------------------------------
Information              Communications                   170,000  Cisco Systems, Inc. (a)                             3,156,900
Technology - 36.4%       Equipment - 2.2%                 446,000  Motorola, Inc. (d)                                 10,128,660
                                                                                                                    ------------
                                                                                                                      13,285,560
                         -------------------------------------------------------------------------------------------------------
                         Computers &                      142,000  Apple Computer, Inc. (a)                           10,722,420
                         Peripherals - 5.4%               336,000  Dell, Inc. (a)                                      9,848,160
                                                          140,000  NCR Corp. (a)                                       5,201,000
                                                          288,000  Western Digital Corp. (a)                           6,295,680
                                                                                                                    ------------
                                                                                                                      32,067,260
                         -------------------------------------------------------------------------------------------------------
                         Electronic Equipment &           176,000  Agilent Technologies, Inc. (a)                      5,968,160
                         Instruments - 2.1%               166,000  Jabil Circuit, Inc. (a)(d)                          6,706,400
                                                                                                                    ------------
                                                                                                                      12,674,560
                         -------------------------------------------------------------------------------------------------------
                         IT Services - 3.0%               250,000  Ceridian Corp. (a)                                  6,170,000
                                                          118,000  CheckFree Corp. (a)                                 6,114,760
                                                          126,000  Fiserv, Inc. (a)                                    5,541,480
                                                                                                                    ------------
                                                                                                                      17,826,240
                         -------------------------------------------------------------------------------------------------------
                         Semiconductors &                 110,000  Broadcom Corp. Class A (a)                          7,502,000
                         Semiconductor                    828,000  Intel Corp.                                        17,611,560
                         Equipment - 11.4%                216,000  Intersil Corp. Class A                              6,276,960
                                                          654,000  LSI Logic Corp. (a)                                 5,984,100

Master Large Cap Growth Portfolio
Schedule of Investments as of January 31, 2006

                                                           Shares
Sector                   Industry                            Held  Common Stocks                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                                                          145,000  Lam Research Corp. (a)                           $  6,732,350
                                                          191,000  Microchip Technology, Inc. (d)                      7,164,410
                                                          154,000  Nvidia Corp. (a)                                    6,923,840
                                                          352,000  Texas Instruments, Inc.                            10,288,960
                                                                                                                    ------------
                                                                                                                      68,484,180
                         -------------------------------------------------------------------------------------------------------
                         Software - 12.3%                 149,000  Autodesk, Inc.                                      6,047,910
                                                          541,000  BEA Systems, Inc. (a)                               5,610,170
                                                          277,000  BMC Software, Inc. (a)(d)                           6,121,700
                                                          324,000  Cadence Design Systems, Inc. (a)                    5,721,840
                                                           28,000  Citrix Systems, Inc. (a)                              863,520
                                                           76,000  Computer Associates International, Inc.             2,074,800
                                                          586,000  Compuware Corp. (a)                                 4,828,640
                                                          141,000  Fair Isaac Corp.                                    6,249,120
                                                          129,000  Intuit, Inc. (a)                                    6,750,570
                                                          208,000  McAfee, Inc. (a)                                    4,823,520
                                                          422,000  Microsoft Corp.                                    11,879,300
                                                          229,000  Red Hat, Inc. (a)(d)                                6,629,550
                                                          282,000  Synopsys, Inc. (a)                                  6,235,020
                                                                                                                    ------------
                                                                                                                      73,835,660
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Information Technology                      218,173,460
--------------------------------------------------------------------------------------------------------------------------------
Materials - 3.3%         Metals & Mining - 2.3%           116,000  Freeport-McMoRan Copper & Gold, Inc.
                                                                   Class B (a)(d)                                      7,453,000
                                                           73,000  Nucor Corp.                                         6,148,790
                                                                                                                    ------------
                                                                                                                      13,601,790
                         -------------------------------------------------------------------------------------------------------
                         Chemicals - 1.0%                 127,000  The Scotts Miracle-Gro Co.                          6,286,500
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Materials                                    19,888,290
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (Cost - $492,331,970) - 99.9%                     598,416,295
--------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest  Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                                      $ 4,565,708  Merrill Lynch Liquidity Series, LLC
                                                                   Cash Sweep Series I (b)                             4,565,708
                                                       83,812,950  Merrill Lynch Liquidity Series, LLC
                                                                   Money Market Series (b)(c)                         83,812,950
                         -------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $88,378,658) - 14.8%                       88,378,658
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $580,710,628*) - 114.7%                   686,794,953

                                                                   Liabilities in Excess of Other Assets - (14.7%)   (87,969,060)
                                                                                                                    ------------
                                                                   Net Assets - 100.0%                              $598,825,893
                                                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 583,560,545
                                                                  =============
      Gross unrealized appreciation                               $ 115,070,902
      Gross unrealized depreciation                                 (11,836,494)
                                                                  -------------
      Net unrealized appreciation                                 $ 103,234,408
                                                                  =============

Master Large Cap Growth Portfolio
Schedule of Investments as of January 31, 2006

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                           Net             Interest
      Affiliate                                                          Activity           Income
      ---------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ 4,384,750     $    18,397
      Merrill Lynch Liquidity Series, LLC Money Market Series           $48,113,550     $    16,150
      ---------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Master Large Cap Value Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                   Industry                        Held  Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.9%     1,080,000  The Goodyear Tire & Rubber Co. (c)(d)                $   16,891,200
Discretionary - 11.4%    ---------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &        380,000  Darden Restaurants, Inc.                                 15,450,800
                         Leisure - 0.8%
                         ---------------------------------------------------------------------------------------------------------
                         Household Durables - 1.0%     30,000  American Greetings Class A                                  612,300
                                                      260,000  Beazer Homes USA, Inc.                                   18,938,400
                                                                                                                   ---------------
                                                                                                                        19,550,700
                         ---------------------------------------------------------------------------------------------------------
                         Leisure Equipment &          830,000  Hasbro, Inc.                                             17,596,000
                         Products - 0.9%
                         ---------------------------------------------------------------------------------------------------------
                         Multiline Retail - 1.9%      390,000  JC Penney Co., Inc.                                      21,762,000
                                                      340,000  Nordstrom, Inc.                                          14,184,800
                                                                                                                   ---------------
                                                                                                                        35,946,800
                         ---------------------------------------------------------------------------------------------------------
                         Specialty Retail - 4.9%      930,000  AutoNation, Inc. (c)(d)                                  20,729,700
                                                      830,000  Circuit City Stores, Inc.                                20,924,300
                                                      500,000  Claire's Stores, Inc.                                    15,830,000
                                                      620,000  Office Depot, Inc. (c)                                   20,553,000
                                                      470,000  Tiffany & Co. (d)                                        17,719,000
                                                                                                                   ---------------
                                                                                                                        95,756,000
                         ---------------------------------------------------------------------------------------------------------
                         Textiles, Apparel &          340,000  Polo Ralph Lauren Corp.                                  19,257,600
                         Luxury Goods - 1.0%
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Consumer Discretionary                            220,449,100
----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.8%  Beverages - 0.7%             470,000  Pepsi Bottling Group, Inc.                               13,630,000
                         ---------------------------------------------------------------------------------------------------------
                         Food & Staples               130,000  The Kroger Co. (c)                                        2,392,000
                         Retailing - 0.1%
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Consumer Staples                                   16,022,000
----------------------------------------------------------------------------------------------------------------------------------
Energy - 22.9%           Oil, Gas &                   160,000  Amerada Hess Corp.                                       24,768,000
                         Consumable Fuels - 22.9%     250,000  Anadarko Petroleum Corp.                                 26,955,000
                                                      370,000  Apache Corp.                                             27,946,100
                                                       90,000  Burlington Resources, Inc.                                8,213,400
                                                       90,000  Chevron Corp.                                             5,344,200
                                                      710,000  ConocoPhillips                                           45,937,000
                                                      430,000  Devon Energy Corp.                                       29,330,300
                                                    1,910,000  Exxon Mobil Corp.                                       119,852,500
                                                      210,000  Kerr-McGee Corp.                                         23,181,900
                                                      370,000  Marathon Oil Corp.                                       28,441,900
                                                      130,000  Newfield Exploration Co. (c)                              6,812,000
                                                      330,000  Occidental Petroleum Corp.                               32,244,300
                                                      420,000  Pioneer Natural Resources Co. (d)                        22,302,000
                                                      230,000  Sunoco, Inc.                                             21,896,000
                                                      290,000  Tesoro Corp.                                             21,016,300
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Energy                                            444,240,900
----------------------------------------------------------------------------------------------------------------------------------
Financials - 26.1%       Capital Markets - 4.8%       240,000  Goldman Sachs Group, Inc. (d)                            33,900,000
                                                      980,000  Janus Capital Group, Inc.                                20,472,200
                                                      220,000  Lehman Brothers Holdings, Inc. (d)                       30,899,000
                                                      120,000  State Street Corp.                                        7,255,200
                                                                                                                   ---------------
                                                                                                                        92,526,400
                         ---------------------------------------------------------------------------------------------------------
                         Commercial Banks - 1.3%      550,000  Bank of America Corp.                                    24,326,500
----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                   Industry                        Held  Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                         Diversified Financial        130,000  CIT Group, Inc.                                      $    6,934,200
                         Services - 3.5%              750,000  Citigroup, Inc.                                          34,935,000
                                                      670,000  JPMorgan Chase & Co.                                     26,632,500
                                                                                                                   ---------------
                                                                                                                        68,501,700
                         ---------------------------------------------------------------------------------------------------------
                         Insurance - 13.8%            640,000  AON Corp. (d)                                            21,900,800
                                                      320,000  American Financial Group, Inc. (d)                       12,038,400
                                                      270,000  CNA Financial Corp. (c)(d)                                8,537,400
                                                       90,000  Cincinnati Financial Corp.                                4,098,600
                                                       60,000  Hartford Financial Services Group, Inc.                   4,933,800
                                                      380,000  Lincoln National Corp. (d)                               20,721,400
                                                      460,000  Metlife, Inc.                                            23,073,600
                                                      250,000  Nationwide Financial Services, Inc. Class A              10,640,000
                                                      587,500  Old Republic International Corp.                         12,601,875
                                                      450,000  Principal Financial Group, Inc.                          21,222,000
                                                      150,000  The Progressive Corp. (d)                                15,756,000
                                                      400,000  Prudential Financial, Inc.                               30,136,000
                                                      280,000  Safeco Corp.                                             14,630,000
                                                      630,000  The St. Paul Travelers Cos., Inc.                        28,589,400
                                                      860,000  UnumProvident Corp.                                      17,483,800
                                                      420,000  W.R. Berkley Corp.                                       20,748,000
                                                                                                                   ---------------
                                                                                                                       267,111,075
                         ---------------------------------------------------------------------------------------------------------
                         Thrifts & Mortgage            90,000  Astoria Financial Corp.                                   2,592,000
                         Finance - 2.7%               260,000  Countrywide Financial Corp. (d)                           8,694,400
                                                      320,000  MGIC Investment Corp. (d)                                21,123,200
                                                      480,000  The PMI Group, Inc.                                      20,750,400
                                                                                                                   ---------------
                                                                                                                        53,160,000
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Financials                                        505,625,675
----------------------------------------------------------------------------------------------------------------------------------
Health Care - 12.2%      Biotechnology - 1.1%         740,000  Applera Corp. - Applied Biosystems Group                 20,971,600
                         ---------------------------------------------------------------------------------------------------------
                         Health Care Providers &      230,000  Aetna, Inc.                                              22,264,000
                         Services - 9.0%              520,000  AmerisourceBergen Corp.                                  22,692,800
                                                      280,000  Cardinal Health, Inc. (d)                                20,171,200
                                                      410,000  Caremark Rx, Inc. (c)                                    20,213,000
                                                      130,000  Cigna Corp.                                              15,808,000
                                                      210,000  HCA, Inc.                                                10,306,800
                                                      410,000  Health Net, Inc. (c)                                     20,241,700
                                                      360,000  Humana, Inc. (c)                                         20,077,200
                                                      430,000  McKesson Corp.                                           22,790,000
                                                                                                                   ---------------
                                                                                                                       174,564,700
                         ---------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 2.1%     1,140,000  King Pharmaceuticals, Inc. (c)                           21,375,000
                                                      740,000  Pfizer, Inc.                                             19,003,200
                                                                                                                   ---------------
                                                                                                                        40,378,200
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Health Care                                       235,914,500
----------------------------------------------------------------------------------------------------------------------------------
Industrials - 6.8%       Aerospace &                  160,000  Northrop Grumman Corp.                                    9,940,800
                         Defense - 2.7%               410,000  Precision Castparts Corp.                                20,479,500
                                                      510,000  Raytheon Co.                                             20,894,700
                                                                                                                   ---------------
                                                                                                                        51,315,000
                         ---------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                   Industry                        Held  Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                         Electrical                   100,000  Rockwell Automation, Inc.                            $    6,607,000
                         Equipment - 0.3%
                         ---------------------------------------------------------------------------------------------------------
                         Industrial                    20,000  Teleflex, Inc.                                            1,261,400
                         Conglomerates - 0.1%
                         ---------------------------------------------------------------------------------------------------------
                         Machinery - 2.5%             210,000  Cummins, Inc. (d)                                        20,433,000
                                                      430,000  SPX Corp.                                                20,515,300
                                                      110,000  Terex Corp. (c)                                           7,755,000
                                                                                                                   ---------------
                                                                                                                        48,703,300
                         ---------------------------------------------------------------------------------------------------------
                         Road & Rail - 1.2%           430,000  CSX Corp. (d)                                            23,017,900
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Industrials                                       130,904,600
----------------------------------------------------------------------------------------------------------------------------------
Information              Communications               750,000  Motorola, Inc.                                           17,032,500
Technology - 14.7%       Equipment - 0.9%
                         ---------------------------------------------------------------------------------------------------------
                         Computers &                1,500,000  Hewlett-Packard Co.                                      46,770,000
                         Peripherals - 3.9%           290,000  NCR Corp. (c)                                            10,773,500
                                                      860,000  Western Digital Corp. (c)(d)                             18,799,600
                                                                                                                   ---------------
                                                                                                                        76,343,100
                         ---------------------------------------------------------------------------------------------------------
                         Electronic Equipment &       600,000  Arrow Electronics, Inc. (c)                              20,616,000
                         Instruments - 1.1%
                         ---------------------------------------------------------------------------------------------------------
                         IT Services - 1.5%           330,000  Ceridian Corp. (c)                                        8,144,400
                                                      180,000  CheckFree Corp. (c)                                       9,327,600
                                                      490,000  Sabre Holdings Corp. Class A                             12,005,000
                                                                                                                   ---------------
                                                                                                                        29,477,000
                         ---------------------------------------------------------------------------------------------------------
                         Semiconductors &             190,000  Intersil Corp. Class A                                    5,521,400
                         Semiconductor              2,030,000  LSI Logic Corp. (c)                                      18,574,500
                         Equipment - 1.2%                                                                          ---------------
                                                                                                                        24,095,900
                         ---------------------------------------------------------------------------------------------------------
                         Software - 6.1%              245,000  Autodesk, Inc.                                            9,944,550
                                                    1,100,000  BEA Systems, Inc. (c)                                    11,407,000
                                                      900,000  BMC Software, Inc. (c)                                   19,890,000
                                                      890,000  Cadence Design Systems, Inc. (c)                         15,717,400
                                                    1,980,000  Compuware Corp. (c)                                      16,315,200
                                                      410,000  Fair Isaac Corp.                                         18,171,200
                                                      410,000  McAfee, Inc. (c)                                          9,507,900
                                                      640,000  Sybase, Inc. (c)                                         13,817,600
                                                      150,000  Synopsys, Inc. (c)                                        3,316,500
                                                                                                                   ---------------
                                                                                                                       118,087,350
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Information Technology                            285,651,850
----------------------------------------------------------------------------------------------------------------------------------
Materials - 2.6%         Chemicals - 0.8%              50,000  Eastman Chemical Co.                                      2,410,500
                                                      260,000  The Scotts Miracle-Gro Co. (d)                           12,870,000
                                                                                                                   ---------------
                                                                                                                        15,280,500
                         ---------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.2%       290,000  Nucor Corp. (d)                                          24,426,700
                         ---------------------------------------------------------------------------------------------------------
                         Paper & Forest               420,000  MeadWestvaco Corp.                                       11,209,800
                         Products - 0.6%
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Materials                                          50,917,000
----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified                3,630,000  Qwest Communications International Inc. (c)              21,852,600
Services - 1.1%          Telecommunication
                         Services - 1.1%
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Telecommunication Services                         21,852,600
----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.4%         Electric Utilities - 0.7%    308,000  Edison International                                     13,496,560
                         ---------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.7%       990,000  CMS Energy Corp. (c)(d)                                  14,325,300
                         ---------------------------------------------------------------------------------------------------------
                                                               Total Utilities                                          27,821,860
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost - $1,591,093,684) - 100.0%                      1,939,400,085
----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of January 31, 2006

                                                   Beneficial
                                                     Interest  Short-Term Securities                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 13,518,987  Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I (a)                              $   13,518,987
                                                  169,249,350  Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series (a)(b)                              169,249,350
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $182,768,337) - 9.4%                            182,768,337
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments
                                                               (Cost - $1,773,862,021*) - 109.4%                     2,122,168,422

                                                               Liabilities in Excess of Other Assets - (9.4%)         (182,064,162)
                                                                                                                    --------------
                                                               Net Assets - 100.0%                                  $1,940,104,260
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $ 1,778,525,225
                                                               ===============
      Gross unrealized appreciation                            $   354,952,083
      Gross unrealized depreciation                                (11,308,886)
                                                               ---------------
      Net unrealized appreciation                              $   343,643,197
                                                               ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
      Affiliate                                                          Net Activity    Interest Income
      --------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I            $  4,995,058        $75,483
      Merrill Lynch Liquidity Series, LLC Money Market Series            $ 80,962,350        $31,595
      --------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Large Cap Series Trust

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Large Cap Series Trust

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Large Cap Series Trust

Date: March 20, 2006